Summary of Significant Accounting Policies - Fair value (Details)	Jun. 30, 2025	Dec. 31, 2024
Minimum | Expected volatility
Significant unobservable inputs adopted in the valuation
Measurement input	46	49
Maximum | Expected volatility
Significant unobservable inputs adopted in the valuation
Measurement input	52	52
Liquidation scenario | Minimum | Probability
Significant unobservable inputs adopted in the valuation
Measurement input	20	20
Liquidation scenario | Maximum | Probability
Significant unobservable inputs adopted in the valuation
Measurement input	43	43
Redemption scenario | Minimum | Probability
Significant unobservable inputs adopted in the valuation
Measurement input	0	0
Redemption scenario | Maximum | Probability
Significant unobservable inputs adopted in the valuation
Measurement input	43	43
IPO scenario | Minimum | Probability
Significant unobservable inputs adopted in the valuation
Measurement input	15	15
IPO scenario | Maximum | Probability
Significant unobservable inputs adopted in the valuation
Measurement input	80	80